Summary of Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Computer, office and other equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Computer software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	7 years